Retirement Benefits (Expected Benefit Payments For Pension Plans) (Details) (Defined Benefit Pension [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 9.3
2013	10.4
2014	11.3
2015	12.5
2016	13.7
2017-2021	$ 87.7